Rockefeller Climate Solutions Fund
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Automobiles - 1.3%
BYD Co. Ltd. - Class H	90,500	$1,276,758

Building Products - 8.9%
A. O. Smith Corp.	25,221	1,798,005
AAON, Inc.	26,866	2,228,534
Advanced Drainage Systems, Inc.	13,838	1,992,257
Cie de Saint-Gobain	25,724	2,777,156
		8,795,952

Capital Markets - 5.1%
StoneX Group, Inc. (a)	49,390	5,046,176

Chemicals - 5.3%
Air Products and Chemicals, Inc.	8,384	2,465,818
DSM-Firmenich AG	15,364	1,503,312
Novonesis Novozymes B	19,369	1,232,107
		5,201,237

Commercial Services & Supplies - 7.7%
Republic Services, Inc.	9,360	2,189,959
Tetra Tech, Inc.	70,149	2,554,827
Veralto Corp.	26,971	2,864,050
		7,608,836

Construction & Engineering - 4.8%
Limbach Holdings, Inc. (a)	19,650	2,251,104
Stantec, Inc.	22,449	2,440,155
		4,691,259

Construction Materials - 0.9%
James Hardie Industries PLC (a)	44,321	892,182

Electric Utilities - 4.3%
NextEra Energy, Inc.	21,883	1,576,670
SSE PLC	113,568	2,653,909
		4,230,579

Electrical Equipment - 7.9%
Array Technologies, Inc. (a)	102,060	919,561
GE Vernova, Inc.	3,717	2,278,409
Schneider Electric SE	13,429	3,299,339
Vestas Wind Systems AS	66,097	1,315,823
		7,813,132

Electronic Equipment, Instruments & Components - 14.9%
Badger Meter, Inc.	11,990	2,193,211
Halma PLC	58,753	2,612,009
Mirion Technologies, Inc. (a)	90,870	1,862,835
TE Connectivity PLC	12,073	2,493,075
Teledyne Technologies, Inc. (a)	4,431	2,384,631
Trimble, Inc. (a)	38,484	3,110,277
		14,656,038

Financial Services - 0.9%
HA Sustainable Infrastructure Capital, Inc.	32,076	905,826

Food Products - 3.2%
Bakkafrost P/F	22,410	973,491
Darling Ingredients, Inc. (a)	64,435	2,188,213
		3,161,704

Household Durables - 1.9%
TopBuild Corp. (a)	4,564	1,920,349

Industrial Conglomerates - 1.4%
Hitachi Ltd.	53,000	1,428,002

Insurance - 3.1%
Chubb Ltd.	11,027	3,033,197

Life Sciences Tools & Services - 6.1%
Agilent Technologies, Inc.	16,023	2,013,450
Eurofins Scientific SE (a)	34,031	2,584,158
Mettler-Toledo International, Inc. (a)	1,086	1,412,930
		6,010,538

Machinery - 8.4%
ESCO Technologies, Inc.	11,395	2,289,370
Mueller Industries, Inc.	47,550	4,561,947
Xylem, Inc.	10,095	1,429,048
		8,280,365

Multi-Utilities - 2.0%
CMS Energy Corp.	28,207	2,018,775

Professional Services - 5.0%
Bureau Veritas SA	92,269	2,783,454
UL Solutions, Inc.	13,801	871,809
Verisk Analytics, Inc.	4,694	1,258,555
		4,913,818

Semiconductors & Semiconductor Equipment - 0.3%
Enphase Energy, Inc. (a)	6,955	262,203

Software - 4.0%
Roper Technologies, Inc.	3,341	1,758,402
Synopsys, Inc. (a)	3,671	2,215,522
		3,973,924

Trading Companies & Distributors - 1.5%
WESCO International, Inc.	6,623	1,456,000
TOTAL COMMON STOCKS (Cost $79,690,155)		97,576,850

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 4.20%(b)	1,095,677	1,095,677
TOTAL MONEY MARKET FUNDS (Cost $1,095,677)		1,095,677

TOTAL INVESTMENTS - 100.0% (Cost $80,785,832)		98,672,527
Other Assets in Excess of Liabilities - 0.0% (c)		36,852
TOTAL NET ASSETS - 100.0%		$98,709,379
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Rockefeller Climate Solutions Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$73,137,332	$24,439,518	$–	$97,576,850
Money Market Funds	1,095,677	–	–	1,095,677
Total Investments	$74,233,009	$24,439,518	$–	$98,672,527

Refer to the Schedule of Investments for further disaggregation of investment categories.